Annual Total Returns [BarChart] - Voya Target Retirement 2030 Fund - Class I	Sep. 30, 2020
Bar Chart Table:
2010
2011
2012
2013	19.32%
2014	6.11%
2015	(0.65%)
2016	6.81%
2017	17.35%
2018	(6.83%)
2019	20.69%